CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net Income (Loss)	$ (47,366,729)	$ (36,846,061)	$ 10,147,465
Other comprehensive loss
Foreign currency translation adjustments, net of tax of nil	(682,083)	(273,933)	(2,251,548)
Comprehensive Income (Loss)	$ (48,048,812)	$ (37,119,994)	$ 7,895,917